First Trust SSI Strategic Convertible Securities ETF Expense Example, No Redemption - First Trust SSI Strategic Convertible Securities ETF - First Trust SSI Strategic Convertible Securities ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166